Income taxes	12 Months Ended
Dec. 31, 2021
Entity [Table]
Disclosure Of Income Tax Explanatory
Note 8

Income taxes
For the year ended
USD million 31.12.21 31.12.20 31.12.19
Tax expense / (benefit)
Swiss
Current 680 482 365
Deferred 34 116 265
Total Swiss 714 598 630
Non-Swiss
Current 884 749 426
Deferred 400 236 211
Total non-Swiss 1,284 985 637
Total income tax expense / (benefit) recognized in the income statement 1,998 1,583 1,267